Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 3,291,435
Capitalized interest	54,989	$ 30,008
Write-downs	5,118	636
Property, plant and equipment, ending balance	3,760,337	3,291,435
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	900,467
Property, plant and equipment, ending balance	1,192,925	900,467
Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	799,691
Property, plant and equipment, ending balance	2,187,737	799,691
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,263,835
Property, plant and equipment, ending balance	9,599	1,263,835
Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	327,442
Property, plant and equipment, ending balance	370,076	327,442
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	7,366,529	6,413,195
Additions	907,105	949,563
Capitalized interest	54,989	30,008
Disposals	(442,541)	(58,482)
Write-downs	(5,118)	(636)
Transfers	0	(4,958)
Change in mine restoration provision estimates	18,331	37,839
Property, plant and equipment, ending balance	7,899,295	7,366,529
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,352,643	2,417,447
Additions	223,411	152,559
Capitalized interest	0	0
Disposals	(350,469)	(21,087)
Write-downs	0	0
Transfers	315,323	771,391
Change in mine restoration provision estimates	17,788	32,333
Property, plant and equipment, ending balance	3,558,696	3,352,643
Cost | Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,087,742	1,954,150
Additions	189,927	87,234
Capitalized interest	0	0
Disposals	(92,072)	(27,165)
Write-downs	0	0
Transfers	1,440,460	73,523
Change in mine restoration provision estimates	0	0
Property, plant and equipment, ending balance	3,626,057	2,087,742
Cost | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,263,835	1,394,143
Additions	446,558	685,869
Capitalized interest	54,989	30,008
Disposals	0	0
Write-downs	0	0
Transfers	(1,755,783)	(849,872)
Change in mine restoration provision estimates	0	3,687
Property, plant and equipment, ending balance	9,599	1,263,835
Cost | Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	662,309	647,455
Additions	47,209	23,901
Capitalized interest	0	0
Disposals	0	(10,230)
Write-downs	(5,118)	(636)
Transfers	0	0
Change in mine restoration provision estimates	543	1,819
Property, plant and equipment, ending balance	704,943	662,309
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,075,094)	(2,849,705)
Disposals	434,296	24,509
Depreciation and depletion	(498,160)	(373,522)
Impairment		(876,376)
Property, plant and equipment, ending balance	(4,138,958)	(4,075,094)
Accumulated depreciation, depletion, amortization and impairment | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,452,176)	(1,488,833)
Disposals	350,469	0
Depreciation and depletion	(264,064)	(192,495)
Impairment		(770,848)
Property, plant and equipment, ending balance	(2,365,771)	(2,452,176)
Accumulated depreciation, depletion, amortization and impairment | Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,288,051)	(1,073,678)
Disposals	83,827	24,509
Depreciation and depletion	(234,096)	(181,027)
Impairment		(57,855)
Property, plant and equipment, ending balance	(1,438,320)	(1,288,051)
Accumulated depreciation, depletion, amortization and impairment | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0	0
Disposals	0	0
Depreciation and depletion	0	0
Impairment		0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation, depletion, amortization and impairment | Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(334,867)	(287,194)
Disposals	0	0
Depreciation and depletion	0	0
Impairment		(47,673)
Property, plant and equipment, ending balance	$ (334,867)	$ (334,867)